TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Cost of revenues	$ 8,870	$ 8,157	$ 7,200
Research and development	574	547	406
Selling and marketing	730	723	638
General and administrative	951	873	913
Finance expenses, net	$ (392)	$ 106	$ 491